Expected credit loss measurement - ECL for the period (Narrative) (Detail 1) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (recovery)	[1]	$ 78	$ 118	$ 131
Description of the variety of factors that impact loss allowance recognition in the period		The ECL allowances and provisions recognized in the period are impacted by a variety of factors, such as: origination of new instruments during the period; effect of passage of time as the ECLs on an instrument for the remaining lifetime reduces (all other factors remaining the same); discount unwind within ECLs as it is measured on a present value basis; derecognition of instruments in the period; change in individual asset quality of instruments; portfolio effect of updating forward-looking scenarios and the respective weights; movements from a “maximum 12-month ECL” to the recognition of “lifetime ECLs” (and vice versa) following transfers between stages 1 and 2; movements from stages 1 and 2 to stage 3 (credit-impaired status) when default has become certain and probability of default (PD) increases to 100% (or vice versa); changes in credit risk and/or economic forecasting models or updates to model parameters; and foreign exchange translations for assets denominated in foreign currencies and other movements.
Description Of Basis Of Inputs And Assumptions And Estimation Techniques Used To Measure 12-month And Lifetime Expected Credit Losses		The models applied to determine point in time probability of default (PD) and loss given default (LGD) rely on market and statistical data, which have been found to correlate well with historically observed defaults in sufficiently homogeneous segments.
Description Of How Forward-looking Information Has Been Incorporated Into Determination Of Expected Credit Losses		Depending on the scenario selection and related macro-economic assumptions for the risk factors, the components of the relevant weighted average ECL change. This is particularly relevant for interest rates, which can take both directions under a given growth assumption (for example, low growth with high interest rates in a stagflation scenario, versus low growth and falling interest rates in a recession). Management will look for scenario narratives that reflect the key risk drivers of a credit portfolio.
Personal & Corporate Banking
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (recovery)	[1]	$ 21	56	20
Investment Bank
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (recovery)	[1]	30	38	92
Global Wealth Management
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (recovery)	[1]	20	15	8
Positions that are not credit impaired
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (recovery)		(22)
Credit-impaired positions
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (recovery)		100
Credit-impaired positions | Personal & Corporate Banking
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (recovery)		44
Credit-impaired positions | Investment Bank
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (recovery)		26
Credit-impaired positions | Global Wealth Management
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (recovery)		23
UBS AG
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (recovery)	[1],[2]	$ 78	117	131
Description of the variety of factors that impact loss allowance recognition in the period		The ECL allowances and provisions recognized in the period are impacted by a variety of factors, such as: origination of new instruments during the period; effect of passage of time as the ECLs on an instrument for the remaining lifetime reduces (all other factors remaining the same); discount unwind within ECLs as it is measured on a present value basis; derecognition of instruments in the period; change in individual asset quality of instruments; portfolio effect of updating forward-looking scenarios and the respective weights; movements from a “maximum 12-month ECL” to the recognition of “lifetime ECLs” (and vice versa) following transfers between stages 1 and 2; movements from stages 1 and 2 to stage 3 (credit-impaired status) when default has become certain and probability of default (PD) increases to 100% (or vice versa); changes in credit risk and/or economic forecasting models or updates to model parameters; and foreign exchange translations for assets denominated in foreign currencies and other movements.
Description Of Basis Of Inputs And Assumptions And Estimation Techniques Used To Measure 12-month And Lifetime Expected Credit Losses		The models applied to determine point in time probability of default (PD) and loss given default (LGD) rely on market and statistical data, which have been found to correlate well with historically observed defaults in sufficiently homogeneous segments.
Description Of How Forward-looking Information Has Been Incorporated Into Determination Of Expected Credit Losses		Depending on the scenario selection and related macro-economic assumptions for the risk factors, the components of the relevant weighted average ECL change. This is particularly relevant for interest rates, which can take both directions under a given growth assumption (for example, low growth with high interest rates in a stagflation scenario, versus low growth and falling interest rates in a recession). Management will look for scenario narratives that reflect the key risk drivers of a credit portfolio.
UBS AG | Personal & Corporate Banking
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (recovery)	[1]	$ 21	56	20
UBS AG | Investment Bank
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (recovery)	[1]	30	38	92
UBS AG | Global Wealth Management
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (recovery)	[1]	20	$ 15	$ 8
UBS AG | Positions that are not credit impaired
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (recovery)		(22)
UBS AG | Credit-impaired positions
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (recovery)		100
UBS AG | Credit-impaired positions | Personal & Corporate Banking
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (recovery)		44
UBS AG | Credit-impaired positions | Investment Bank
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (recovery)		26
UBS AG | Credit-impaired positions | Global Wealth Management
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (recovery)		$ 23

[1]
Comparative figures in this table have been restated for the changes in Corporate Center cost and resource allocation to the business divisions and the changes in the equity attribution framework. Refer to further discussion in this note and in Note 1b

[2]
Effective 1 January 2019, UBS AG, UBS Switzerland AG and certain other subsidiaries refined the presentation of dividend income and expense, reclassifying dividends from Interest income (expense) to Other net income from financial instruments measured at fair value through profit or loss. Prior-year comparative information was restated accordingly. Refer to Note 1b for more information.